Property and Equipment by Asset Category (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Property, Plant and Equipment [Line Items]
Land and premises	₨ 22,754.4	$ 299.9	₨ 21,205.2
Software and systems	45,767.3	603.2	37,134.2
Equipment and furniture	106,945.7	1,409.6	92,610.9
Property and equipment, at cost	175,467.4	2,312.7	150,950.3
Less: Accumulated depreciation	109,641.0	1,445.1	97,855.9
Property and equipment, net	₨ 65,826.4	$ 867.6	₨ 53,094.4